Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 29, 2010	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Related Party Transactions (Additional Textual) [Abstract]
Amount received from the issuance of common stock to related parties	$ 30,000,000					$ 30,000,000
Annual monitoring fee paid		500,000	500,000	1,000,000	1,000,000	1,000,000
Morgan Stanley [Member]
Related Party Transactions (Additional Textual) [Abstract]
Bridge loan						25,000,000
MSPE [Member]
Related Party Transactions (Additional Textual) [Abstract]
Annual monitoring fee		800,000		800,000
Graycliff [Member]
Related Party Transactions (Additional Textual) [Abstract]
Annual monitoring fee		$ 200,000		$ 200,000